Fees Summary	Jun. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,930,000.00
Previously Paid Amount	0.00
Total Fee Amount	266.53
Total Offset Amount	0.00
Net Fee	266.53
Narrative - Max Aggregate Offering Price	$ 1,930,000.00
Final Prospectus	true